Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 291,971	$ 185,648
Accumulated Amortization		93,753	71,106
Total	$ 109,732	$ 198,218	114,542
MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	191,201		185,648	$ 160,882
Accumulated Amortization	81,469		71,106	34,442
Total	$ 109,732		$ 114,542	$ 126,440
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives		7 years	8 years
Gross Carrying Amount		$ 72,923	$ 71,797
Accumulated Amortization		20,498	16,621
Total		$ 52,425	$ 55,176
Data rights [member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	7 years		8 years	9 years
Gross Carrying Amount	$ 72,378		$ 71,797	$ 69,850
Accumulated Amortization	18,541		16,621	9,186
Total	$ 53,837		$ 55,176	$ 60,664
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives		7 years	12 years
Gross Carrying Amount		$ 60,293	$ 24,757
Accumulated Amortization		6,165	4,548
Total		$ 54,128	$ 20,209
Marketing products [member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	12 years		12 years	13 years
Gross Carrying Amount	$ 24,958		$ 24,757	$ 23,491
Accumulated Amortization	5,121		4,548	2,507
Total	$ 19,837		$ 20,209	$ 20,984
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives		3 years	1 year
Gross Carrying Amount		$ 105,275	$ 44,720
Accumulated Amortization		41,541	32,625
Total		$ 63,734	$ 12,095
Technology [member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year		1 year	2 years
Gross Carrying Amount	$ 45,114		$ 44,720	$ 40,900
Accumulated Amortization	36,592		32,625	17,726
Total	$ 8,522		$ 12,095	$ 23,174
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives		2 years	2 years
Gross Carrying Amount		$ 53,480	$ 44,374
Accumulated Amortization		25,549	17,312
Total		$ 27,931	$ 27,062
Capitalized software [member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years		2 years	2 years
Gross Carrying Amount	$ 48,751		$ 44,374	$ 26,641
Accumulated Amortization	21,215		17,312	5,023
Total	$ 27,536		$ 27,062	$ 21,618